Other employee benefits (Schedule of additional information about other employee benefit plans, balance by member group) - (Details) - Other employee benefits [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Employee Benefits [Line Items]
Closing defined benefit obligation	$ 81.5	$ 103.2	$ 87.2
Active members [Member]
Other Employee Benefits [Line Items]
Closing defined benefit obligation	26.7	36.9
Inactive members [Member]
Other Employee Benefits [Line Items]
Closing defined benefit obligation	$ 54.8	$ 66.3